Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Non-Cancellable Land and Operational Lease Commitments
As of December 31, 2015 the Partnership has future minimum non-cancellable land and operational lease commitments as follows:

(in US$ millions)
2016	15.0
2017	10.7
2018	11.0
2019	11.0
2020	11.1
Thereafter	93.4
Total	152.2

Schedule of Capital Commitments and Other Contractual Commitments
The Partnership had capital commitments and other contractual commitments (mainly related to construction work in progress) as follows:

(in US$ millions)	2015	2014
2015	—	20.4
2016	9.8	0.3
2017	0.3	—
Thereafter	—	0.4
Total	10.1	21.1